Commitments related to operational activities - Commitments given and received (Details) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Total commitments given	€ 221,135
Agreements concerning the provision of facilities	260
Total commitments received	260
Contract CRO with Pharmaceutical Research Associates B.V.
Disclosure of detailed information about financial instruments [line items]
Total commitments given	183,366
CMO
Disclosure of detailed information about financial instruments [line items]
Total commitments given	5,733
Lease
Disclosure of detailed information about financial instruments [line items]
Total commitments given	8,595
Others
Disclosure of detailed information about financial instruments [line items]
Total commitments given	€ 23,442